Cash and Cash Equivalents: (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 1,122,542	$ 9,278,730
Money market funds	34,624,507	72,162
Total	$ 35,747,049	$ 9,350,892